Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Land use rights, net
Land use rights		¥ 7,254,974			¥ 10,860,924
Less: Accumulated amortization		(204,165)			(385,266)
Net book value		7,050,809		$ 1,523,621	10,475,658
Amortization expenses	¥ 181,101	¥ 84,405	¥ 48,528
Amortization expenses related to the land use rights for future periods
2019					218,729
2020					218,729
2021					218,729
2022					218,729
2023					218,729
2024 and thereafter					¥ 9,382,013